UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	12/31/2007

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
December 31, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--154.4%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--1.6%
Houston County Health Care
Authority, GO (Insured; AMBAC)	6.25	10/1/09	8,000,000 a	8,512,000
Alaska--.8%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA)	6.00	6/1/49	4,000,000	4,102,480
Arizona--3.1%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.10	10/1/22	3,000,000	2,711,160
Maricopa County Pollution Control
Corporation, PCR (Public
Service Company of New Mexico
Palo Verde Project)	5.75	11/1/22	6,000,000	5,999,400
Navajo County Industrial
Development Authority, IDR
(Stone Container Corporation
Project)	7.40	4/1/26	1,585,000	1,596,634
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/11	6,000,000 a	6,619,260
Arkansas--.5%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,500,000	2,564,100
California--12.9%
California,
GO	5.25	4/1/34	5,000	5,114
California,
GO (Various Purpose)	5.50	4/1/14	3,385,000 a	3,793,163
California,
GO (Various Purpose)	5.00	3/1/32	4,000,000	4,042,480
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	8,000,000	7,353,440
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	5.00	11/15/34	2,000,000	1,969,360
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000	2,002,060

California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	2,000,000	2,102,300
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/38	15,000,000	15,096,300
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	8,100,000 a	9,761,634
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	2,000,000 a	2,419,180
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	14,700,000	13,820,499
San Francisco Bay Area Rapid
Transit District, GO	5.00	8/1/32	3,000,000	3,158,340
State Public Works Board of
California, LR Department of
General Services (Butterfield
State Office Complex)	5.25	6/1/30	5,000,000	5,127,850
Colorado--4.7%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	1,758,540
Colorado Health Facilities
Authority, Revenue (American
Baptist Homes of the Midwest
Obligated Group)	5.90	8/1/37	3,000,000	2,752,170
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	1,760,000	1,877,128
Denver City and County,
Special Facilities Airport
Revenue (United Air Lines
Project)	5.75	10/1/32	5,000,000	4,509,800
Northwest Parkway Public Highway
Authority, Revenue	7.13	6/15/11	10,750,000 a	12,132,235
Southlands Metropolitan District
Number 1, GO	7.13	12/1/14	2,000,000 a	2,430,240
Florida--3.7%
Deltona,
Utilities System Revenue
(Insured; MBIA)	5.13	10/1/27	6,000,000	6,210,780
Florida Housing Finance
Corporation, Housing Revenue
(Nelson Park Apartments)
(Insured; FSA)	6.40	3/1/40	5,000	5,156
Jacksonville Economic Development

Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.25	9/1/27	3,500,000	3,483,935
Municipal Securities Trust
Certificates (Florida Housing
Finance Corporation, Housing
Revenue - Nelson Park
Apartments) (Insured; FSA)	6.40	3/1/40	8,250,000 b,c	8,637,338
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	45,000 a	47,587
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,955,000	2,006,456
Georgia--2.2%
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,701,699
Fulton County Development
Authority, Revenue (Georgia
Tech North Avenue Apartments
Project) (Insured; XLCA)	5.00	6/1/32	2,500,000	2,590,150
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,374,177
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/14	2,000,000 a	2,320,480
Hawaii--.4%
Hawaii Department of
Transportation, Special
Facility Revenue (Caterair
International Corporation)	10.13	12/1/10	2,000,000	2,001,240
Idaho--.6%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	3,250,000	3,323,255
Illinois--10.7%
Chicago
(Insured; FGIC)	6.13	7/1/10	14,565,000 a	15,753,795
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	2,445,000	2,484,633
Chicago,
Wastewater Transmission
Revenue (Insured; MBIA)	6.00	1/1/10	3,000,000 a	3,195,360
Chicago O'Hare International

Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	5,000,000	4,294,150
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,129,700
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA)	5.13	7/1/08	5,000 a	5,103
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000 a	4,347,509
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000 a	8,232,759
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,950,000 a	5,359,711
Lombard Public Facilities
Corporation, Conference Center
and Hotel First Tier Revenue	7.13	1/1/36	3,500,000	3,651,410
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion) (Insured; MBIA)	5.25	6/15/42	5,325,000	5,513,824
Indiana--2.2%
Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	6,500,000 a	7,095,790
Indiana Housing Finance Authority,
SFMR	5.95	1/1/29	580,000	586,009
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,316,830
Kansas--6.0%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity of
Leavenworth Health Services
Corporation)	6.25	12/1/28	3,000,000	3,167,280
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.25	12/1/38	3,805,000	3,954,955
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	3,950,000	4,004,945
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)

(Collateralized: FNMA and GNMA)	6.45	12/1/33	8,055,000	8,744,589
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	2,210,000	2,329,009
Wichita,
Hospital Facilities
Improvement Revenue (Via
Christi Health System Inc.)	6.25	11/15/24	10,000,000	10,441,700
Kentucky--1.2%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	2,067,040
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	2,370,000	2,486,154
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.38	11/20/35	1,805,000	1,865,792
Louisiana--2.4%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	2,982,000	2,692,418
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	5,000,000	4,971,950
Louisiana Public Facilities
Authority, Revenue (Black and
Gold Facilities Project)
(Insured; CIFG)	5.00	7/1/39	3,815,000	3,811,986
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,405,000	1,418,910
Maine--4.5%
Maine Finance Authority,
Education Loan Revenue
(Insured; AMBAC)	5.50	6/1/37	21,400,000 d	21,400,000
Maine Housing Authority,
Mortgage Purchase	5.30	11/15/23	2,825,000	2,900,399
Maryland--1.9%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.75	9/1/37	2,450,000	2,640,365

Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,500,000	4,103,730
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.50	6/1/13	3,000,000 a	3,473,640
Massachusetts--2.5%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	1,800,000 a	2,197,908
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/11	4,815,000 a	5,270,836
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	185,000	196,246
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	6,064,380
Michigan--7.4%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,466,325
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	6,930,000	7,113,714
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	5,930,000	6,068,169
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	3,111,600
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Credit Group)	6.13	11/15/09	5,000,000 a	5,323,350
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	3,048,930
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	13,500,000	13,137,390
Minnesota--6.9%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:

FHLMC, FNMA and GNMA)	5.15	12/1/38	2,483,762	2,427,182
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	4,887,064	5,052,687
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	5,000,000	5,214,350
North Oaks,
Senior Housing Revenue
(Presbyterian Homes of North
Oaks, Inc. Project)	6.25	10/1/47	5,265,000	5,256,681
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	2,000,000	2,023,580
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	5,500,000	5,513,200
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/35	2,000,000	1,998,480
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	3,000,000 a	3,163,230
United Hospital District of Todd,
Morrison, Cass and Wadena
Counties, GO Health Care
Facilities Revenue (Lakewood
Health System)	5.13	12/1/24	1,500,000	1,431,345
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	5,205,650
Mississippi--3.5%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	4,545,000	4,567,770
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	14,308,426
Missouri--2.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	2,002,460
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson

Landing Project)	5.50	12/1/32	4,500,000	4,496,715
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	1,969,400
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	6,750,000 a	7,385,243
Montana--.2%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,200,000	1,231,800
Nebraska--1.0%
Nebraska Public Power District,
General Revenue (Insured;
AMBAC)	5.00	1/1/35	5,435,000	5,548,863
Nevada--2.9%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	2,740,890
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
FSA)	6.40	1/1/10	12,000,000 a	12,761,040
New Hampshire--2.6%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,182,700
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	1,068,360
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	1,026,680
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	5,059,900
New Jersey--2.6%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	2,500,000	2,435,325
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	3,000,000	2,812,200
Tobacco Settlement Financing

Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,640,000 a	6,626,492
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	2,900,000	2,423,878
New Mexico--1.3%
Farmington,
PCR (Tucson Electric Power
Company San Juan Project)	6.95	10/1/20	4,000,000	4,071,160
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	1,230,000	1,248,844
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,505,000	1,605,865
New York--4.6%
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,275,000	3,367,879
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000	3,095,736
Port Authority of New York and New
Jersey (Consolidated Bonds,
147th Series)	4.75	4/15/37	8,000,000	7,610,960
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000	5,317,750
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,456,779
North Carolina--1.2%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Company
Project)	5.75	8/1/35	3,000,000	2,831,280
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	3,560,000	3,589,299
North Dakota--.1%
North Dakota Housing Finance

Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	765,000	783,850
Ohio--9.1%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	25,500,000	26,211,705
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
MBIA)	0.00	12/1/29	3,955,000	1,374,758
Canal Winchester Local School
District, School Facilities
Construction and Improvement
and Advance Refunding Bonds
(GO - Unlimited Tax) (Insured;
MBIA)	0.00	12/1/31	3,955,000	1,242,582
Cleveland State University,
General Receipts (Insured;
FGIC)	5.00	6/1/34	6,150,000	6,276,567
Cuyahoga County,
Revenue	6.00	1/1/32	750,000	819,922
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	7,555,000	7,076,693
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	3,000,000	2,771,670
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	3,700,000	3,740,071
Oklahoma--2.7%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	1,085,000	1,103,901
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	760,000	783,849
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	5,160,000 a	5,429,920
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	7,070,000 a	7,439,832
Pennsylvania--2.6%
Pennsylvania Economic Development
Financing Authority, Exempt

Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,500,000	2,544,625
Pennsylvania Economic Development
Financing Authority, SWDR (USG
Corporation Project)	6.00	6/1/31	9,310,000	9,251,533
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/31	2,500,000	2,406,425
South Carolina--4.1%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	5,000 a	5,534
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	20,020,000 a,b,c	22,159,337
Tennessee--3.5%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	5,000,000 a	5,971,800
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/12	3,000,000 a	3,583,080
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	10,000,000	9,297,400
Texas--15.8%
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	4,000,000 a	4,405,280
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines, Inc.)	6.38	5/1/35	10,630,000	9,621,851
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	6,000,000	5,776,920
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	8,500,000 a	9,415,195

Harris County Healthcare
Facilities Development
Corporation, HR (Memorial
Hospital System Project)
(Insured; MBIA)	6.00	6/1/24	10,000,000 d	10,000,000
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/29	5,125,000	5,183,220
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	3,800,000	3,879,762
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	11,300,000	10,759,295
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	6,347,280
Texas Affordable Housing
Corporation, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	5.85	4/1/41	7,000,000	7,500,150
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	9.16	7/2/24	1,000,000 e	1,066,710
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,650,321
Tyler Health Facilities
Development Corporation, HR,
Refunding and Improvement
Bonds (East Texas Medical
Center Regional Healthcare
System Project)	5.25	11/1/32	5,500,000	5,039,925
Vermont--.2%
Vermont Housing Finance Agency,
SFHR (Insured; FSA)	6.40	11/1/30	910,000	922,130
Virginia--2.2%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.25	6/15/10	10,500,000 a	11,369,505
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	600,000	623,280

Washington--3.6%
Seattle,
Water System Revenue (Insured;
FGIC)	6.00	7/1/09	10,000,000 a	10,533,200
Washington Health Care Facilities
Authority, Revenue (Kadlec
Medical Center) (Insured;
Assured Guaranty)	5.00	12/1/30	2,000,000	2,026,480
Washington Higher Education
Facilities Authority, Revenue
(Seattle University Project)
(Insured; AMBAC)	5.25	11/1/37	6,730,000	7,173,911
West Virginia--1.3%
The County Commission of Pleasants
County, PCR (Allegheny Energy
Supply Company, LLC Pleasants
Station Project)	5.25	10/15/37	5,000,000	4,853,050
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,387,745
Wisconsin--7.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	11,680,000 b,c	12,089,209
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	22,995,000	24,114,397
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000	2,484,070
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,186,920
Wyoming--.8%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000	4,268,385
U.S. Related--1.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	20,000,000	677,400
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	1,021,752
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	6,000,000 a	6,467,280
Total Investments (cost $819,826,587)			154.4%	839,609,169
Liabilities, Less Cash and Receivables			(2.0%)	(10,725,066)

Preferred Stock, at redemption value	(52.4%)	(285,000,000)
Net Assets Applicable to Common Shareholders	100.0%	543,884,103

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities amounted to $42,885,884 or 7.9% of net assets applicable to Common Shareholders.
c	Collateral for floating rate borrowings.
d	Variable rate security--interest rate subject to periodic change.
e	Inverse floater security--the interest rate is subject to change periodically.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes

RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	February 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	February 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a
2(a) under the Investment Company Act of 1940. (EX-99.CERT)